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                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

  STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- DATED SEPT. 19, 2008


FUND                                                                  SAI DATE        FORM #
-----------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND                  AUG. 29, 2008   S-6500 AM
THREADNEEDLE GLOBAL EQUITY FUND                                    AUG. 29, 2008   S-6500 AM
THREADNEEDLE GLOBAL EQUITY INCOME FUND                             AUG. 1, 2008    S-6500-16 A
THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND                        AUG. 29, 2008   S-6500 AM
THREADNEEDLE VARIABLE PORTFOLIO -- INTERNATIONAL OPPORTUNITY FUND  MAY 1, 2008     S-6400-20 AF


Table 19. Portfolio Managers, of the SAI for RiverSource Partners International Small Cap Fund, Threadneedle Global Equity Fund and Threadneedle International Opportunity Fund is revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                        OWNERSHIP  CONFLICTS
                                          NUMBER AND TYPE      TOTAL           PERFORMANCE BASED  OF FUND    OF        STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT           NET ASSETS      ACCOUNTS           SHARES     INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Partners             AIGGIC:
International Small
Cap
                     Chantal Brennan      3 RICs               $922.40 million None
                                          4 PIVs               $1.07 billion                      None          (23)       (47)
                                          6 other accounts     $601.40 million
                     ----------------------------------------------------------------------------

                     Midori Katsumi(a)    1 RIC                $7.5 million    4 other accounts
                                          1 PIV                $98.3 million   ($266.4 M)
                                          7 other accounts     $359.6 million
                     ----------------------------------------------------------------------------
                     Elizabeth Soon(a)    2 RICs               $71.0 million   3 other accounts
                                          2 PIVs               $58.0 million   ($28 M)
                                          4 other accounts     $63.0 million
                     --------------------------------------------------------------------------------------------------------------
                     BATTERYMARCH:
                     Charles F. Lovejoy   6 RICs               $4.34 billion   1 other account
                     ---------------------------------------------------------                    None          (24)       (48)
                     Christopher W. Floyd 14 PIVs              $1.81 billion   ($48.04 M)
                                          29 other accounts    $6.31 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global  THREADNEEDLE:
Equity
                     Stephen Thornber     3 PIVs               $0.20 billion   None
                                          4 other accounts     $1.4 billion                       None(c)       (19)       (43)
                     ----------------------------------------------------------------------------

                     Andrew Holliman(b)   2 RICs               $5.1 million    2 RICs ($5.1 M);
                                          5 PIVs               $3.49 billion   3 PIVs ($117.18
                                          5 other accounts     $650.0 million  M);
                                                                               2 other accounts
                                                                               ($29.2 M)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
International
Opportunity
                     Alex Lyle            2 RICs               $2.03 billion   2 RICs ($2.03 B)
                                          46 PIVs              $5.90 billion                      None(c)       (19)       (43)
                                          6 other accounts     $0.71 billion
                     ----------------------------------------------------------------------------

                     Esther Perkins(b)    1 RIC                $900.8 million  1 RIC ($900.8 M)
                                          4 other accounts     $867.88 million
-----------------------------------------------------------------------------------------------------------------------------------




(a) Ms. Katsumi began managing the fund effective Sept. 1, 2008; reporting information is as of June 30, 2008. Ms. Soon began managing the fund effective Sept. 1, 2008; reporting information is as of Sept. 15, 2008.
(b) Mr. Holliman and Ms. Perkins began managing their respective funds effective Sept. 1, 2008, and therefore reporting information is as of July 31, 2008.
(c) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

The rest of this section remains the same.

Table 8. Portfolio Managers, of the SAI for Threadneedle Global Equity Income Fund is revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                        OWNERSHIP  CONFLICTS
                                          NUMBER AND TYPE      TOTAL           PERFORMANCE BASED  OF FUND    OF        STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT           NET ASSETS      ACCOUNTS           SHARES     INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global  THREADNEEDLE:
Equity Income                                                                                     None(c)       (2)         (B)
                     Stephen Thornber(a)  1 RIC                $756.0 million  1 RIC ($756 M)
                                          1 PIV                $30.0 million
                                          5 other accounts     $923.0 million
                     ----------------------------------------------------------------------------

                     Jeremy Podger(b)     2 RICs               $5.1 million    2 RICs ($5.1 M);
                                          5 PIVs               $1.21 billion   3 PIVs ($117.18
                                          4 other accounts     $384.77 million M);
                                                                               2 other accounts
                                                                               ($7.9 M)
-----------------------------------------------------------------------------------------------------------------------------------




(a) The fund was not yet available at its fiscal year end, and therefore reporting information is as of April 30, 2008.
(b) Mr. Podger began managing the fund effective Sept. 1, 2008, and therefore reporting information is as of July 31, 2008.
(c) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

The rest of this section remains the same.

Table 16. Portfolio Managers, of the SAI for Threadneedle Variable Portfolio -- International Opportunity Fund is revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                        OWNERSHIP  CONFLICTS
                                          NUMBER AND TYPE      TOTAL           PERFORMANCE BASED  OF FUND    OF        STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT           NET ASSETS      ACCOUNTS           SHARES     INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Variable             THREADNEEDLE:
Portfolio -- Inter-                                                                               None(b)       (2)        (13)
national Opportunity
                     Alex Lyle            2 RICs               $1.88 billion   2 RICs ($1.88 B)
                                          39 PIVs              $9.45 billion
                                          13 other accounts    $749.07 million
                     ----------------------------------------------------------------------------

                     Esther Perkins(a)    1 RIC                $555.92 million 1 RIC ($555.92 M)
                                          4 other accounts     $867.88 million
-----------------------------------------------------------------------------------------------------------------------------------




(a) Ms. Perkins began managing the fund effective Sept. 1, 2008, and therefore reporting information is as of July 31, 2008.
(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

The rest of this section remains the same.


--------------------------------------------------------------------------------
S-6500-25 A (9/08)